Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK MID CAP DIVIDEND SERIES, INC.BlackRock Mid Cap Dividend Fund(the “Fund”)Supplement dated June 1, 2021 to the Summary Prospectuses, Prospectuses and Statement ofAdditional Information (“SAI”) of the Fund, each dated August 28, 2020, as supplemented to dateThe Board of Directors (the “Board”) of BlackRock Mid Cap Dividend Series, Inc. (the “Corporation”) recently approved certain changes to the Fund. In particular, effective August 31, 2021, the Board approved: (i) a change in the name of the Corporation; (ii) a change in the name of the Fund; and (iii) a change to the Fund’s distribution frequency from quarterly to annual. In addition, effective immediately, BlackRock Advisors, LLC (“BlackRock”) has agreed to: (i) lower contractual total operating expense caps for each share class of the Fund; and (ii) extend the Fund’s existing contractual fee waivers. Accordingly, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:Effective August 31, 2021, all references to “BlackRock Mid Cap Dividend Series, Inc.” are changed to “BlackRock Mid‑Cap Value Series, Inc.” to reflect the Corporation’s new name.Effective August 31, 2021, all references to “BlackRock Mid Cap Dividend Fund” are changed to “BlackRock Mid‑Cap Value Fund” to reflect the Fund’s new name.Effective immediately, the section of the Investor A, Investor C, Institutional and Class R Shares Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” and the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 23 and A‑1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II‑86 of Part II of the Fund’s Statement of Additional Information. Shareholder Fees (fees paid directly from your investment) Investor ASharesInvestor CSharesInstitutionalSharesClass RSharesMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)5.25%NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)None11.00%2NoneNoneAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value ofyour investment)Investor ASharesInvestor CSharesInstitutionalSharesClass RSharesManagement Fee30.65%0.65%0.65%0.65%Distribution and/or Service (12b‑1) Fees0.25%1.00%None0.50%Other Expenses4,50.28%0.35%0.22%0.28%Acquired Fund Fees and Expenses50.01%0.01%0.01%0.01%Total Annual Fund Operating Expenses51.19%2.01%0.88%1.44%Fee Waivers and/or Expense Reimbursements3,6(0.19)%(0.26)%(0.13)%(0.19)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements3,61.00%1.75%0.75%1.25%1 A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. 2 There is no CDSC on Investor C Shares after one year. 3 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund. 4 Other Expenses have been restated to reflect current fees. 5 The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees or Acquired Fund Fees and Expenses. 6 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.99% (for Investor A Shares), 1.74% (for Investor C Shares), 0.74% (for Institutional Shares) and 1.24% (for Class R Shares) of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund. Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor A Shares$622$846$1,109$1,860Investor C Shares$278$579$1,034$2,082Institutional Shares$77$254$462$1,060Class R Shares$127$417$750$1,691You would pay the following expenses if you did not redeem your shares:1 Year3 Years5 Years10 YearsInvestor C Shares$178$579$1,034$2,082Portfolio Turnover:The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.On November 13, 2019, the Board of Directors of the Corporation approved a change of the fiscal year end of the Fund from January 31 to April 30. During the fiscal year ended January 31, 2020, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio. For the period February 1, 2020 to April 30, 2020, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.Effective immediately, the section of the Class K Shares Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy, hold and sell Class K Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional(including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Class KSharesManagement Fee10.65%Distribution and/or Service (12b‑1) FeesNoneOther Expenses2,30.12%Acquired Fund Fees and Expenses30.01%Total Annual Fund Operating Expenses30.78%Fee Waivers and/or Expense Reimbursements1,4(0.08)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1,40.70%1 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 25, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund. 2 Other Expenses have been restated to reflect current fees. 3 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees or Acquired Fund Fees and Expenses. 4 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 25, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.69% (for Class K Shares) of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund. Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsClass K Shares$72$233$417$951Portfolio Turnover:The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.On November 13, 2019, the Board of Directors of the Corporation approved a change of the fiscal year end of the Fund from January 31 to April 30. During the fiscal year ended January 31, 2020, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio. For the period February 1, 2020 to April 30, 2020, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Class R, Investor A, Investor C and Institutional | BlackRock Mid Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK MID CAP DIVIDEND SERIES, INC.BlackRock Mid Cap Dividend Fund(the “Fund”)Supplement dated June 1, 2021 to the Summary Prospectuses, Prospectuses and Statement ofAdditional Information (“SAI”) of the Fund, each dated August 28, 2020, as supplemented to dateThe Board of Directors (the “Board”) of BlackRock Mid Cap Dividend Series, Inc. (the “Corporation”) recently approved certain changes to the Fund. In particular, effective August 31, 2021, the Board approved: (i) a change in the name of the Corporation; (ii) a change in the name of the Fund; and (iii) a change to the Fund’s distribution frequency from quarterly to annual. In addition, effective immediately, BlackRock Advisors, LLC (“BlackRock”) has agreed to: (i) lower contractual total operating expense caps for each share class of the Fund; and (ii) extend the Fund’s existing contractual fee waivers. Accordingly, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:Effective August 31, 2021, all references to “BlackRock Mid Cap Dividend Series, Inc.” are changed to “BlackRock Mid‑Cap Value Series, Inc.” to reflect the Corporation’s new name.Effective August 31, 2021, all references to “BlackRock Mid Cap Dividend Fund” are changed to “BlackRock Mid‑Cap Value Fund” to reflect the Fund’s new name.Effective immediately, the section of the Investor A, Investor C, Institutional and Class R Shares Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” and the section of the Investor A, Investor C, Institutional and Class R Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 23 and A‑1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II‑86 of Part II of the Fund’s Statement of Additional Information.Shareholder Fees(fees paid directly from your investment)Investor ASharesInvestor CSharesInstitutionalSharesClass RSharesMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)5.25%NoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)None11.002NoneNoneAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value ofyour investment)Investor ASharesInvestor CSharesInstitutionalSharesClass RSharesManagement Fee30.65%0.65%0.65%0.65%Distribution and/or Service (12b‑1) Fees0.25%1.00%None0.50%Other Expenses4,50.28%0.35%0.22%0.28%Acquired Fund Fees and Expenses50.01%0.01%0.01%0.01%Total Annual Fund Operating Expenses51.19%2.01%0.88%1.44%Fee Waivers and/or Expense Reimbursements3,6(0.19)%(0.26)%(0.13)%(0.19)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements3,61.00%1.75%0.75%1.25%1 A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. 2 There is no CDSC on Investor C Shares after one year. 3 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund. 4 Other Expenses have been restated to reflect current fees. 5 The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees or Acquired Fund Fees and Expenses. 6 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.99% (for Investor A Shares), 1.74% (for Investor C Shares), 0.74% (for Institutional Shares) and 1.24% (for Class R Shares) of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund. Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor A Shares$622$846$1,109$1,860Investor C Shares$278$579$1,034$2,082Institutional Shares$77$254$462$1,060Class R Shares$127$417$750$1,691You would pay the following expenses if you did not redeem your shares:1 Year3 Years5 Years10 YearsInvestor C Shares$178$579$1,034$2,082Portfolio Turnover:The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.On November 13, 2019, the Board of Directors of the Corporation approved a change of the fiscal year end of the Fund from January 31 to April 30. During the fiscal year ended January 31, 2020, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio. For the period February 1, 2020 to April 30, 2020, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Class K | BlackRock Mid Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK MID CAP DIVIDEND SERIES, INC.BlackRock Mid Cap Dividend Fund(the “Fund”)Supplement dated June 1, 2021 to the Summary Prospectuses, Prospectuses and Statement ofAdditional Information (“SAI”) of the Fund, each dated August 28, 2020, as supplemented to dateThe Board of Directors (the “Board”) of BlackRock Mid Cap Dividend Series, Inc. (the “Corporation”) recently approved certain changes to the Fund. In particular, effective August 31, 2021, the Board approved: (i) a change in the name of the Corporation; (ii) a change in the name of the Fund; and (iii) a change to the Fund’s distribution frequency from quarterly to annual. In addition, effective immediately, BlackRock Advisors, LLC (“BlackRock”) has agreed to: (i) lower contractual total operating expense caps for each share class of the Fund; and (ii) extend the Fund’s existing contractual fee waivers. Accordingly, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:Effective August 31, 2021, all references to “BlackRock Mid Cap Dividend Series, Inc.” are changed to “BlackRock Mid‑Cap Value Series, Inc.” to reflect the Corporation’s new name.Effective August 31, 2021, all references to “BlackRock Mid Cap Dividend Fund” are changed to “BlackRock Mid‑Cap Value Fund” to reflect the Fund’s new name.Effective immediately, the section of the Class K Shares Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy, hold and sell Class K Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional(including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Class KSharesManagement Fee10.65%Distribution and/or Service (12b‑1) FeesNoneOther Expenses2,30.12%Acquired Fund Fees and Expenses30.01%Total Annual Fund Operating Expenses30.78%Fee Waivers and/or Expense Reimbursements1,4(0.08)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1,40.70%1 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 25, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund. 2 Other Expenses have been restated to reflect current fees. 3 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees or Acquired Fund Fees and Expenses. 4 As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 25, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.69% (for Class K Shares) of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund. Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsClass K Shares$72$233$417$951Portfolio Turnover:The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.On November 13, 2019, the Board of Directors of the Corporation approved a change of the fiscal year end of the Fund from January 31 to April 30. During the fiscal year ended January 31, 2020, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio. For the period February 1, 2020 to April 30, 2020, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.